Loans (Tables)	12 Months Ended
Dec. 31, 2017
Loans [Abstract]
Summary of loans
	Guarantees and Pledges	December 31, 2017	December 31, 2016
Bank of Qingdao, Yantai Branch	Yantai Financing Guarantee Co., Ltd.; Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company	$1,536,948	$-
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch	Pledged by the Company with certificate of deposit of $5,100,000	4,610,845	-
Bank of China, Yantai Bonded Port Areas Branch	Yantai Runtai Medical Co., Ltd. (“Runtai”); Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company, and her husband; Yue Zhang, principal shareholder, sister of Zhuo Zhang who is principal shareholder, Director and Chief Financial Officer of the Company; Xiaojun Chen and Yuezhang each pledged an apartment for this loan	-	1,151,941
Bank of China, Yantai Bonded Port Areas Branch	Runtai; Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Pledged with an apartment owned by Yue Zhang, principal shareholder, sister of Zhuo Zhang	1,229,559	-
Yantai Branch, China Everbright Bank	Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company;	-	215,990
Huaxia Bank Co., Ltd., Yantai Xingfu Branch	Runtai; Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company, and her husband; Pledged by the Company’s property and equipment	-	1,439,926
Huaxia Bank Co., Ltd.; Yantai Xingfu Branch	Runtai; Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company, and her husband; Pledged by the Company’s inventories	1,536,948	-
Daqing Yahualong Lubricating Oil Selling Ltd.		-	71,996
eCapital (China) Leasing Co., Ltd.		88,266	-
Total short term loans		9,002,566	-
Volkswagen Finance (China) Co., Ltd.		29,181	-
Total loans		9,031,747	2,879,853
Less: short term loans and current portion of long term loans		9,020,697	-
Long term loans - due over one year		$11,050	$-